Preferred and Common Shares and Additional Paid-in Capital:	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Preferred and Common Shares and Additional Paid-in Capital:

10.             Preferred and Common Shares and Additional Paid-in Capital:

Details of the Company’s preferred shares and common shares are discussed in Note 10 of the Company’s consolidated financial statements for the year ended December 31, 2025, included in the 2025 Annual Report.

On February 25, 2026, the Company’s Board of Directors cancelled the 2025 Share Repurchase Program, under which $37,550 was still outstanding to be repurchased and authorized a new share repurchase program (the “2026 Share Repurchase Program”), with similar terms, of up to an aggregate of $100,000 (together with the previously authorized share repurchase program, the “Share Repurchase Programs”). During the six-month period ended June 30, 2026, under the Share Repurchase Programs the Company repurchased 2,208,251 common shares at an average price of $20.98 per share for an aggregate consideration of $46,327. Of these, 1,894,357 repurchased shares were cancelled and removed from the Company’s share capital as of June 30, 2026. The remaining 313,894 repurchased shares, which had not been cancelled as of June 30, 2026, are presented under “Treasury Shares” in the unaudited consolidated balance sheet.

Pursuant to its dividend policy, during the six-month period ended June 30, 2026, the Company declared and paid cash dividends of $97,580 or $0.87 per common share.